Events after the reporting date (Details) $ / shares in Units, $ in Thousands	2 Months Ended	12 Months Ended	15 Months Ended
	Mar. 06, 2020 $ / shares	Dec. 31, 2019 USD ($)	Mar. 31, 2020 USD ($) $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Issuance of share capital due conversion of loan | $		$ 5,140
Convertible Note
Disclosure of non-adjusting events after reporting period [line items]
Issuance of share capital due conversion of loan | $			$ 1,168
Conversion price | $ / shares			$ 1
Number of shares issued | shares			1,167,767
Written notification from the Nasdaq Stock Market
Disclosure of non-adjusting events after reporting period [line items]
Minimum bid price continued listing requirement days	30
Minimum bid price continued listing requirement | $ / shares	$ 1
Applicable grace period	180